Related party transactions	12 Months Ended
Dec. 31, 2024
Statements [Line Items]
Related party transactions
36. Related party transactions
Joint ventures and associates
There are no material related transactions with joint ventures or associates in 2024.
At 31 December 2022, the Group had a current liability payable to Academy of Pop of £5m, which related to the Group’s initial capital contribution that had not yet been paid. This balance was paid in early 2023.
Key management personnel
Key management personnel are deemed to be the members of the Pearson Executive Management team (see pages
74-76).
It is this Committee which had responsibility for planning, directing and controlling the activities of the Group in 2024. Key management personnel compensation is disclosed below:

All figures in £ millions	2024	2023	2022
Short-term employee benefits	10	9	7
Retirement benefits	1	1	1
Share-based payment costs	19	11	9
Total	30	21	17
Short-term employee benefits and retirement benefits exclude Executive Directors which are shown on page
127
of the Directors Remuneration Report.
There were no other material related party transactions. No guarantees have been provided to related parties.